EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	4.90%	5.80%	5.20%
Carrying value	$ 854.7	$ 754.8	$ 747.3
Hereof non-current	756.0	659.4
Hereof current	$ 98.7	$ 95.4	$ 95.7
Floating interest rate | DSF Facility 1
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2021	2021	2021
Weighted average effective interest rate	4.70%	5.60%	5.40%
Carrying value	$ 50.0	$ 64.1	$ 74.2
Floating interest rate | TFA Facility 1
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2021	2021	2021
Weighted average effective interest rate	5.10%	6.00%	5.00%
Carrying value	$ 237.3	$ 331.3	$ 400.8
Floating interest rate | DSF Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2021	2021	2021
Weighted average effective interest rate	4.70%	5.60%	5.00%
Carrying value	$ 48.2	$ 52.4	$ 56.5
Floating interest rate | DSF Facility 3
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2022	2022	2022
Weighted average effective interest rate	4.70%	5.60%	5.10%
Carrying value	$ 21.8	$ 24.3	$ 26.8
Floating interest rate | TFA Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2022	2022	2022
Weighted average effective interest rate	5.10%	5.40%	5.40%
Carrying value	$ 75.2	$ 103.7	$ 115.0
Floating interest rate | ING
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2024	2024	2024
Weighted average effective interest rate	4.10%	4.60%	4.60%
Carrying value	$ 35.5	$ 42.0	$ 45.8
Floating interest rate | CEXIM
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2030	2030	-
Weighted average effective interest rate	4.40%	5.30%	0.00%
Carrying value	$ 104.0	$ 111.7	$ 0.0
Floating interest rate | ABN AMRO
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2024	-	-
Weighted average effective interest rate	4.20%
Carrying value	$ 21.1
Floating interest rate | DSF Facility 4
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2026	-	-
Weighted average effective interest rate	4.40%
Carrying value	$ 86.5
Floating interest rate | Bocomm
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2025	-	-
Weighted average effective interest rate	5.50%
Carrying value	$ 63.9
Floating interest rate | Eifuku
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2026	-	-
Weighted average effective interest rate	5.30%
Carrying value	$ 25.7
Floating interest rate | Showa
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2024	-	-
Weighted average effective interest rate	5.10%
Carrying value	$ 25.2
Fixed interest rate | Springliner
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Fixed
Maturity	2026	2022	2022
Weighted average effective interest rate	5.50%	8.90%	8.90%
Carrying value	$ 60.3	$ 25.3	$ 28.2